Consolidated Statement of Financial Position - CAD ($) $ in Millions		Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021
Assets
Cash and deposits with financial institutions	[1]	$ 85,910	$ 99,053	$ 86,323
Precious metals		1,056	527	755
Trading assets
Securities		123,413	143,021	137,148
Loans		8,483	8,494	8,113
Other		1,748	1,432	1,051
Total trading assets		133,644	152,947	146,312
Securities purchased under resale agreements and securities borrowed		148,706	132,714	127,739
Derivative financial instruments		54,608	40,655	42,302
Investment securities		100,487	81,699	75,199
Loans
Residential mortgages		337,714	330,991	319,678
Personal loans		94,437	92,622	91,540
Credit cards		13,622	13,145	12,450
Business and government		249,223	236,072	218,944
Loans and receivables gross		694,996	672,830	642,612
Allowance for credit losses		5,294	5,492	5,626
Loans and receivables		689,702	667,338	636,986
Other
Customers' liability under acceptances, net of allowance		19,043	20,901	20,404
Property and equipment		5,571	5,582	5,621
Investments in associates		2,760	2,740	2,604
Goodwill and other intangible assets		16,712	16,752	16,604
Deferred tax assets		1,137	1,969	2,051
Other assets		29,170	22,597	21,944
Other Assets		74,393	70,541	69,228
Total assets		1,288,506	1,245,474	1,184,844
Deposits
Personal		252,847	247,067	243,551
Business and government		569,268	559,616	511,348
Financial institutions		54,439	44,362	42,360
Deposits		876,554	851,045	797,259
Financial instruments designated at fair value through profit or loss		21,927	23,979	22,493
Other
Acceptances		19,070	20,934	20,441
Obligations related to securities sold short		44,620	46,133	40,954
Derivative financial instruments		57,123	39,697	42,203
Obligations related to securities sold under repurchase agreements and securities lent		131,978	122,878	123,469
Subordinated debentures		8,447	6,338	6,334
Other liabilities		56,820	60,524	58,799
Other Liabilities		318,058	296,504	292,200
Total liabilities		1,216,539	1,171,528	1,111,952
Equity
Retained earnings		52,209	51,848	51,354
Accumulated other comprehensive income (loss)		(6,034)	(4,324)	(5,333)
Other reserves		(141)	227	222
Total common equity		64,833	66,172	64,750
Total equity attributable to equity holders of the Bank		70,385	71,724	70,802
Non-controlling interests in subsidiaries		1,582	2,222	2,090
Total equity		71,967	73,946	72,892
Total liabilities and equity		1,288,506	1,245,474	1,184,844
Common shares [member]
Equity
Common shares		18,799	18,421	18,507
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 5,552	$ 5,552	$ 6,052

[1]	Net of allowances of $0 (January 31, 2022 – $1; October 31, 2021 – $1).